SCHEDULE OF LOSS PER SHARE (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Basic and diluted per share description	basic and diluted loss per share for the year ended December 31, 2022 due to an immaterial error from (0.7) basic and diluted loss per share to (0.60) basic and diluted loss per share.